Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of expenses by nature

	2018	2017	2016
Personnel expenses (Note 25)	421,240	336,902	146,001
Financial expenses (a)	301,065	237,094	244,676
Transaction and client services costs (b)	163,561	126,870	82,837
Depreciation and amortization	92,333	54,584	40,925
Third parties services	42,875	32,932	19,014
Marketing expenses and sales commissions (c)	40,890	26,521	24,638
Facilities expenses	34,095	26,066	14,447
Travel expenses	19,414	12,943	5,439
Other	20,924	8,061	11,223

Total expenses	1,136,397	861,973	589,200

(a)

Financial expenses include discounts on the sale of receivables to banks, interest expense on borrowings, foreign currency exchange variances, net and the cost of derivatives covering interest and foreign exchange exposure.

(b)	Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees and other costs.
(c)	Marketing expenses and sales commissions relate to marketing and advertising expenses, and commissions paid to sales related partnerships.